Related Party Transactions (Schedule of Related Party Transactions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Net sales	$ 1,567	$ 6,193
Accounts receivable	1,797	5,680
Accounts payable	$ 1,397	$ 537